Annual Total Returns - Fidelity International High Dividend ETF [BarChart] - 12.31 Fidelity International Factor ETFs Combo PRO-09 - Fidelity International High Dividend ETF	Mar. 01, 2022
Bar Chart Table:
Annual Return, Inception Date	Jan. 16, 2018
Fidelity International High Dividend ETF
Bar Chart Table:
Annual Return 2019	15.84%
Annual Return 2020	(11.65%)
Annual Return 2021	17.32%